LOAN RECEIVABLE	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
LOAN RECEIVABLE

9. LOAN RECEIVABLE

From March 31, 2023 to June 27, 2023, Anhui Zhongjun Enterprise Management Co., Ltd (“Anhui Zhongjun”) borrowed a total of RMB 32,470,000 from Antelope Enterprise Holdings (Chengdu) Co., Ltd. This loan will be repaid in installments over a period of three years from the date of disbursement. The   Company will charge an interest at each year end based on the bank’s commercial loan interest rate.